As filed with the U.S. Securities and Exchange Commission on April 9, 2020

Securities Act File No. 2-96408 Investment Company Act File No. 811-04254

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER	☒
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	⬜
Post-Effective Amendment No. 367	☒
and/or
REGISTRATION STATEMENT
UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 368

Legg Mason Partners Income Trust*

(Exact Name of Registrant as Specified in Charter)

100 First Stamford Place

Stamford, CT 06902

(Address of Principal Executive Offices) (Zip Code)

Registrant's telephone number, including area code: (877) 721-1926

Name and address of agent for service:	Copy to:
Robert I. Frenkel	Bryan Chegwidden, Esq.
Legg Mason & Co., LLC	Ropes & Gray LLP
100 First Stamford Place	1211 Avenue of the Americas
Stamford, Connecticut 06902	New York, New York 10036
Continuous
(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒immediately upon filing pursuant to paragraph (b) ⬜ on ______________ pursuant to paragraph (b)

⬜ 60 days after filing pursuant to paragraph (a)(1)

⬜on ______________ pursuant to paragraph (a)(1)

⬜75 days after filing pursuant to paragraph (a)(2)

⬜on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

⬜This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*This filing relates solely to Western Asset Intermediate Maturity California Municipals Fund, Western Asset Intermediate Maturity New York Municipals Fund and Western Asset Massachusetts Municipals Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS INCOME TRUST, hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 9th day of April, 2020.

LEGG MASON PARTNERS INCOME TRUST, on behalf of its series:

Western Asset Intermediate Maturity California Municipals Fund

Western Asset Intermediate Maturity New York Municipals Fund

Western Asset Massachusetts Municipals Fund

By: /s/ Jane E. Trust

Jane E. Trust

President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on this 9th day of April, 2020.

Signature

/s/ Jane E. Trust Jane E. Trust

/s/ Christopher Berarducci Christopher Berarducci

/s/ Robert Abeles, Jr.* Robert Abeles, Jr.

/s/ Jane F. Dasher* Jane F. Dasher

Title

President, Chief Executive Officer and Trustee

Principal Financial Officer and Treasurer

Trustee

Trustee

/s/ Anita L. DeFrantz*	Trustee

Anita L. DeFrantz
/s/ Susan B. Kerley*	Trustee

Susan B. Kerley
/s/ Ronald L. Olson*	Trustee

Ronald L. Olson

/s/ Avedick B. Poladian* Avedick B. Poladian

/s/ William E.B. Siart* William E.B. Siart

/s/ Jaynie M. Studenmund* Jaynie M. Studenmund

/s/ Peter J. Taylor* Peter J. Taylor

/s/ Michael Larson* Michael Larson

*By: /s/ Jane E. Trust Jane E. Trust

* Attorney in Fact, pursuant to Power of Attorney.

Trustee

Trustee

Trustee

Trustee

Trustee

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS XBRL Instance Document

EX-101.SCH XBRL Taxonomy Extension Schema Document

EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase